UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NEW YORK MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED
JUNE 30, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2011

                                                                      (Form N-Q)

48505-0811                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)   Principal and interest payments are insured by one of the following:
        Assured Guaranty Corp. or Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., JPMorgan Chase Bank, N.A., or WestLB A.G.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1  |  USAA New York Money Market Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD    Central School District
IDA    Industrial Development Authority/Agency
MTA    Metropolitan Transportation Authority

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                                                 Portfolio of Investments  |   2
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PORTFOLIO OF INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
June 30, 2011 (unaudited)

PRINCIPAL
AMOUNT                                                          COUPON            FINAL          VALUE
(000)        SECURITY                                             RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------

             VARIABLE-RATE DEMAND NOTES (86.2%)

             NEW YORK (83.9%)
$   3,795    Albany IDA (LOC - RBS Citizens, N.A.)                0.19%       5/01/2035     $    3,795
    2,750    Chautauqua County IDA (LOC - PNC Bank, N.A.)         0.09        8/01/2030          2,750
    6,000    Chautauqua County IDA (LOC - PNC Bank, N.A.)         0.15       12/01/2031          6,000
    4,460    Dormitory Auth. (LOC - Key Bank, N.A.)               0.24        7/01/2038          4,460
    1,220    Erie County IDA (LOC - Fifth Third Bank)             0.61       10/01/2026          1,220
    2,540    Erie County IDA (LOC - Sovereign Bank)               0.16       11/15/2036          2,540
    1,635    Essex County IDA (LOC - Key Bank, N.A.)              0.24        3/01/2032          1,635
    3,300    Long Island Power Auth. (LOC - JPMorgan
                Chase Bank, N.A.)(LOC - Landesbank
                Baden-Wurttemberg)                                0.10        5/01/2033          3,300
    4,385    Monroe County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                0.24       12/01/2034          4,385
    5,890    MTA (INS)(LIQ)                                       0.13       11/01/2029          5,890
    4,000    New York City (LOC - Manufacturers & Traders
                Trust Co.)                                        0.16       12/01/2040          4,000
    2,000    New York City IDA (LOC - TD Bank, N.A.)              0.15        7/01/2021          2,000
    3,565    New York City IDA (LOC - TD Bank, N.A.)              0.13       12/30/2021          3,565
    1,030    New York City IDA (LOC - Manufacturers &
                Traders Trust Co.)                                0.24       12/01/2027          1,030
    3,500    New York City IDA (LOC - JPMorgan Chase
                Bank, N.A.)                                       0.12       12/01/2034          3,500
    3,825    New York City IDA Civic Facility (LOC - TD
                Bank, N.A.)                                       0.11       12/01/2034          3,825
    1,500    New York City Municipal Water Finance
                Auth. (LIQ)(a)                                    0.09        6/15/2013          1,500
    4,500    New York City Transitional Finance
                Auth. (LIQ)(a)                                    0.09       11/01/2030          4,500
    1,775    New York Dormitory Auth. (LOC - KBC Bank, N.V.)      0.08        7/01/2029          1,775
    4,515    Oneida County IDA (LOC - RBS Citizens, N.A.)         0.14        7/01/2037          4,515
    4,685    Ontario County IDA (LOC - Royal Bank of
                Scotland N.V.)                                    1.09        3/01/2028          4,685
    3,410    Ontario County IDA (LOC - Key Bank, N.A.)            0.24        7/01/2030          3,410
    3,000    Port Auth. of New York and New Jersey                0.14       11/16/2012          3,000
    4,995    Thruway Auth. (LIQ)(a)                               0.10        4/01/2013          4,995
    5,060    Wayne County IDA (LOC - Royal Bank of
                Scotland N.V.)                                    1.09        6/01/2012          5,060
      830    Westchester County IDA (LOC - JPMorgan
                Chase Bank, N.A.)                                 0.10       10/01/2028            830
                                                                                            ----------
                                                                                                88,165
                                                                                            ----------
            PUERTO RICO (2.3%)
    2,400   Commonwealth (INS)(LIQ)(a)                            0.29        7/01/2039          2,400
                                                                                            ----------
            Total Variable-Rate Demand Notes (cost: $90,565)                                    90,565
                                                                                            ----------

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3  | USAA New York Money Market Fund
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
PRINCIPAL
AMOUNT                                                          COUPON            FINAL          VALUE
(000)        SECURITY                                             RATE         MATURITY          (000)
------------------------------------------------------------------------------------------------------
             PUT BONDS (3.6%)

             NEW YORK (2.4%)
$   2,500    New York Liberty Dev. Corp.                          0.35%      12/01/2049     $    2,500
                                                                                            ----------
             PUERTO RICO (1.2%)
    1,280    Industrial, Medical and Environmental Pollution
                Control Facilities Financing Auth.                0.95        3/01/2023          1,280
                                                                                            ----------
             Total Put Bonds (cost: $3,780)                                                      3,780
                                                                                            ----------

             FIXED-RATE INSTRUMENTS (8.9%)

             NEW YORK (8.9%)
    2,770    Geneva                                               1.25        2/09/2012          2,776
    2,147    Moravia CSD                                          1.50        6/22/2012          2,158
    2,068    Newfane CSD                                          1.50        6/15/2012          2,082
    2,370    Watervliet City School District                      1.50        1/26/2012          2,379
                                                                                            ----------
                                                                                                 9,395
                                                                                            ----------
             Total Fixed-Rate Instruments (cost: $9,395)                                         9,395
                                                                                            ----------

             TOTAL INVESTMENTS (COST: $103,740)                                             $  103,740
                                                                                            ==========

($ IN 000s)                                        VALUATION HIERARCHY
                                                   -------------------
                                       (LEVEL 1)
                                     QUOTED PRICES       (LEVEL 2)
                                       IN ACTIVE           OTHER          (LEVEL 3)
                                        MARKETS         SIGNIFICANT      SIGNIFICANT
                                     FOR IDENTICAL      OBSERVABLE      UNOBSERVABLE
ASSETS                                  ASSETS            INPUTS           INPUTS                TOTAL
------------------------------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES         $             -    $       90,565    $           -     $     90,565
PUT BONDS                                        -             3,780                -            3,780
FIXED-RATE INSTRUMENTS                           -             9,395                -            9,395
------------------------------------------------------------------------------------------------------
Total                              $             -    $      103,740    $           -     $    103,740
------------------------------------------------------------------------------------------------------

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                                                  Portfolio of Investments  |  4
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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using

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5  |  USAA New York Money Market Fund
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amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $105,072,000 at June 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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                                         Notes to Portfolio of Investments  |  6


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      08/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.